PROVISION FOR ENVIRONMENTAL REHABILITATION - Narrative (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Discount Rate	8.50%	8.80%
Inflation rate used in calculation of net present value of rehabilitation liability	5.70%	5.90%
Undiscounted rehabilitation cost	R 670.4	R 639.5